S000031370 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	183 Months Ended	272 Months Ended	289 Months Ended	319 Months Ended	510 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P North American Technology Sector Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	27.82%		18.02%		22.54%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
C000097554 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.75%		19.43%		22.80%
Performance Inception Date						Sep. 27, 2010
C000175682 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.85%		19.54%		22.86%
Performance Inception Date				Mar. 01, 2017
C000255609 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.76%		19.21%		22.53%
Performance Inception Date		Oct. 02, 2024
C000097546 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.50%		17.73%		21.77%
Performance Inception Date										Jun. 23, 1983
C000097546 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.93%		15.18%		19.02%
Performance Inception Date										Jun. 23, 1983
C000097546 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.43%		13.69%		17.60%
Performance Inception Date										Jun. 23, 1983
C000097548 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.36%		18.25%		21.58%
Performance Inception Date									May 27, 1999
C000097550 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.04%		18.84%		22.19%
Performance Inception Date							Apr. 30, 2003
C000097553 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.77%		19.48%		22.86%
Performance Inception Date								Nov. 30, 2001